Document and Entity Information	May 27, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001473844
Document Type	8-K
Document Period End Date	May 27, 2026
Entity Registrant Name	Stellar Bancorp, Inc.
Entity Incorporation State Country Code	TX
Entity File Number	001-38280
Entity Tax Identification Number	20-8339782
Entity Address, Address Line One	9 Greenway Plaza
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	(713)
Local Phone Number	210-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	STEL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false